Note 3 - Vessels, Net (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	$ 120,962,255		$ 105,463,737
Payments to Acquire Property, Plant, and Equipment	21,323,935
Depreciation	5,825,417	8,501,893
Number of Vessels	15
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	$ 120,962,255